UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  028-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

 /s/   Timothy K. McManus     New York, New York     November 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $627,628 (thousands)

All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21VIANET GROUP INC             SPONSORED ADR    90138A103    24763  2142106 SH       SOLE    NONE          2142106        0        0
BAIDU INC                      SPON ADR REP A   056752108    39520   338300 SH       SOLE    NONE           338300        0        0
FACEBOOK INC                   CL A             30303M102    15480   715000 SH       SOLE    NONE           715000        0        0
GOOGLE INC                     CL A             38259P508   197959   262371 SH       SOLE    NONE           262371        0        0
LAUDER ESTEE COS INC           CL A             518439104    98454  1599054 SH       SOLE    NONE          1599054        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    70854   966900 SH       SOLE    NONE           966900        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    53585  3214485 SH       SOLE    NONE          3214485        0        0
SINA CORP                      ORD              G81477104    44228   683800 SH       SOLE    NONE           683800        0        0
TAL ED GROUP                   ADS REPSTG COM   874080104    17091  2059215 SH       SOLE    NONE          2059215        0        0
VEECO INSTRS INC DEL           COM              922417100    28248   940957 SH       SOLE    NONE           940957        0        0
YUM BRANDS INC                 COM              988498101    37446   564450 SH       SOLE    NONE           564450        0        0